Expense Example, No Redemption - Prospectus #2 - Parametric Emerging Markets Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	677	998	1,340	2,305	236	727	1,245	2,479	135	421	729	1,601	126	393	681	1,500